Altrius Small Cap Value Fund
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Altrius Small Cap Value Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altrius Small Cap Value Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.40%	1.40%	1.40%
Total Annual Fund Operating Expenses		2.60%	3.35%	2.35%
Fee Waiver and/or Reimbursement	[2]	(0.70%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.90%	2.65%	1.65%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until October 31 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.90%, 2.65 % and 1.65 % for Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Altrius Small Cap Value Fund (USD $)	1 Year	3 Years
Class A Shares	757	1,274
Class C Shares	268	965
Class I Shares	168	666

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small capitalization ("small cap") companies selected using the adviser's "value" strategy.  The Fund defines small cap companies as those with a market capitalization at the time of purchase below $2 billion.  The adviser's value strategy is a hybrid approach to portfolio construction combining:

  Top-Down Economic Analysis:  The adviser gauges the overall macro-economic environment and tailors its investment approach to the Fund.

  Bottom-Up Value Analysis:  The adviser identifies small cap stocks of companies that it believes have a proven track record of competitive advantages, sustainable value for shareholders and are trading at prices below what the adviser believes is their intrinsic value.

The adviser buys securities using the value strategy described above and sells them when a price target is achieved, if a stock's value proposition has deteriorated, or to adjust the Fund's portfolio to the adviser's top-down economic outlook.

While the Fund’s portfolio will typically hold stocks of 50-75 companies, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

  Liquidity Risk:  Some small cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small cap security at all or at a price which represents current or fair market value.

  Management Risk:  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

  No History of Mutual Fund Management:  The Fund's adviser has not previously managed a mutual fund.

  Non-Diversification Risk:  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Small Company Risk:  Stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Stock Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Value Investing Risk:  Because the Fund's adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. altriusfunds .com or by calling 1- 855-684-3857 .